                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Statements of Assets and Liabilities....................................... F-2

Statements of Operations................................................... F-3

Statements of Changes in Net Assets........................................ F-5

Notes to Financial Statements.............................................. F-7

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account I
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account I (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return and Income Funds) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account I for each of the years in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account I as of
December 31, 2000 and the results of their operations and changes in their net assets for each of the years in the three-year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Assets and Liabilities

                               December 31, 2000

                                              GE Investments Funds, Inc.
                                        --------------------------------------
                                                    Money   Total
                                         S&P 500   Market   Return    Income
                                        Index Fund  Fund     Fund      Fund
                                        ---------- ------- -------- ----------
Assets
Investments in GE Investments Funds,
 Inc., at fair value (note 2):
 S&P 500 Index Fund (128,647 shares;
  cost -- $2,300,240).................. $3,178,863     --       --         --
 Money Market Fund (90,879 shares;
  cost -- $90,486).....................        --   90,879      --         --
 Total Return Fund (31,377 shares;
  cost -- $427,090)....................        --      --   486,655        --
 Income Fund (109,494 shares; cost --
   $1,324,240).........................        --      --       --   1,312,831
                                        ---------- ------- -------- ----------
 Total assets..........................  3,178,863  90,879  486,655  1,312,831
                                        ---------- ------- -------- ----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)..............................      2,307   5,442    1,768      6,191
Payable for units withdrawn............        846     --        60          2
                                        ---------- ------- -------- ----------
 Total liabilities.....................      3,153   5,442    1,828      6,193
                                        ---------- ------- -------- ----------
 Net assets............................ $3,175,710  85,437  484,827  1,306,638
                                        ========== ======= ======== ==========
Analysis of Net Assets
Attributable to:
 Flexible premium variable life
  insurance policyholders.............. $3,175,710  79,827  484,827     34,322
 GE Life and Annuity Assurance
  Company..............................        --    5,610      --   1,272,316
                                        ---------- ------- -------- ----------
 Net assets............................ $3,175,710  85,437  484,827  1,306,638
                                        ========== ======= ======== ==========
 Outstanding units attributable to
  policyholders........................     31,536   3,789    8,715      2,951
                                        ========== ======= ======== ==========
 Net asset value per unit.............. $   100.70   21.07    55.63      11.63
                                        ========== ======= ======== ==========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                            Statements of Operations

                                        GE Investments Funds, Inc.
                               ------------------------------------------------
                                  S&P 500 Index Fund       Money Market Fund
                               -------------------------- ---------------------
                                                          Year ended December
                                Year ended December 31,           31,
                               -------------------------- ---------------------
                                 2000      1999    1998   2000   1999    1998
                               ---------  ------- ------- -----  -----  -------
Investment income:
 Income-Ordinary dividends...  $  26,988   27,543  29,478 4,920  5,178   60,571
 Expenses -- Mortality and
  expense risk charges (note
  3).........................     17,802   18,999  15,812   355    495      576
                               ---------  ------- ------- -----  -----  -------
Net investment income........      9,186    8,544  13,666 4,565  4,683   59,995
                               ---------  ------- ------- -----  -----  -------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....    219,841  191,256  95,254   231    437   35,355
 Unrealized appreciation
  (depreciation) on
  investments................   (651,104) 439,776 565,867  (231)  (437) (35,355)
 Capital gain distribution...     61,743   38,036 104,514   --     --       --
                               ---------  ------- ------- -----  -----  -------
Net realized and unrealized
 gain (loss) on investments..   (369,520) 669,068 765,635   --     --       --
                               ---------  ------- ------- -----  -----  -------
Increase (decrease) in net
 assets from operations......  $(360,334) 677,612 779,301 4,565  4,683   59,995
                               =========  ======= ======= =====  =====  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                   GE Investments Funds, Inc. (continued)
                               -------------------------------------------------
                                 Total Return Fund           Income Fund
                               ----------------------- -------------------------
                                Year ended December
                                        31,            Year ended December 31,
                               ----------------------- -------------------------
                                 2000     1999   1998   2000      1999     1998
                               --------  ------ ------ -------  --------  ------
Investment income:
 Income-Ordinary dividends...  $ 12,753  12,228 12,450  77,883    62,256  57,521
 Expenses -- Mortality and
  expense risk charges (note
  3).........................     2,855   2,943  2,625     171       206     210
                               --------  ------ ------ -------  --------  ------
Net investment income........     9,898   9,285  9,825  77,712    62,050  57,311
                               --------  ------ ------ -------  --------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....    32,759   9,449  4,570    (444)       31     592
 Unrealized appreciation
  (depreciation) on
  investments................   (37,377) 36,330 49,885  49,993   (81,499) 20,898
 Capital gain distribution...    19,332  14,354 16,503     --      1,925  10,151
                               --------  ------ ------ -------  --------  ------
Net realized and unrealized
 gain (loss) on investments..    14,714  60,133 70,958  49,549   (79,543) 31,641
                               --------  ------ ------ -------  --------  ------
Increase (decrease) in net
 assets from operations......  $ 24,612  69,418 80,783 127,261   (17,493) 88,952
                               ========  ====== ====== =======  ========  ======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Changes in Net Assets

                                           GE Investments Funds, Inc.
                          -----------------------------------------------------------------
                                S&P 500 Index Fund                Money Market Fund
                          --------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,
                          --------------------------------  -------------------------------
                             2000       1999       1998       2000      1999       1998
                          ----------  ---------  ---------  --------  --------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income..  $    9,186      8,544     13,666     4,565     4,683       59,995
 Net realized gain
  (loss)................     219,841    191,256     95,254       231       437       35,355
 Unrealized appreciation
  (depreciation) on
  investments...........    (651,104)   439,776    565,867      (231)     (437)     (35,355)
 Capital gain
  distribution..........      61,743     38,036    104,514       --        --           --
                          ----------  ---------  ---------  --------  --------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (360,334)   677,612    779,301     4,565     4,683       59,995
                          ----------  ---------  ---------  --------  --------  -----------
From capital
 transactions:
 Net premiums...........     123,057    129,972    130,672     8,870     4,475        5,705
 Loan interest..........      (6,012)    (3,555)    (3,856)     (104)      (94)         (81)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
  Death benefits........     (38,160)   (57,237)    (7,089)      --        --           --
  Surrenders............    (209,233)  (112,781)   (93,428)  (32,161)  (46,085)      (3,904)
  Loans.................    (108,934)  (136,455)       974       --         78         (120)
  Cost of insurance
   (note 3).............    (149,374)  (146,949)  (138,225)   (5,919)   (6,791)     (11,292)
  Transfer gain (loss)
   and transfer fees....        (787)    (7,100)      (781)     (457)     (265)      (6,072)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......         --         --         --        --        --    (1,918,081)
 Transfers (to) from the
  Guarantee Account.....         --         --         106       --        --           --
 Interfund transfers....      68,062    (31,561)       283    12,762    32,065       18,769
                          ----------  ---------  ---------  --------  --------  -----------
  Decrease in net assets
   from capital
   transactions.........    (321,381)  (365,666)  (111,344)  (17,009)  (16,617)  (1,915,076)
                          ----------  ---------  ---------  --------  --------  -----------
Decrease in net assets..    (681,715)   311,946    667,957   (12,444)  (11,934)  (1,855,081)
Net assets at beginning
 of year................   3,857,425  3,545,479  2,877,522    97,881   109,815    1,964,896
                          ----------  ---------  ---------  --------  --------  -----------
Net assets at end of
 year...................  $3,175,710  3,857,425  3,545,479    85,437    97,881      109,815
                          ==========  =========  =========  ========  ========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------
                             Total Return Fund                 Income Fund
                         ---------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                         ---------------------------  -------------------------------
                           2000      1999     1998      2000       1999       1998
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income.. $   9,898    9,285    9,825     77,712     62,050     57,311
 Net realized gain
  (loss)................    32,759    9,449    4,570       (444)        31        592
 Unrealized appreciation
  (depreciation) on
  investments...........   (37,377)  36,330   49,885     49,993    (81,499)    20,898
 Capital gain
  distribution..........    19,332   14,354   16,503        --       1,925     10,151
                         ---------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........    24,612   69,418   80,783    127,261    (17,493)    88,952
                         ---------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    28,769   32,651   34,420      4,336      4,961      5,397
 Loan interest..........    (1,330)  (1,249)  (1,133)      (204)      (167)      (149)
 Transfers (to) from the
  general account of GE
  Life
  & Annuity:
  Death benefits........   (27,569)     --       --         --         --         --
  Surrenders............   (34,598) (11,297)  (4,083)       --        (850)    (2,195)
  Loans.................       500   (6,933)   1,137     (1,573)       103       (316)
  Cost of insurance
   (note 3).............   (38,125) (39,997) (37,929)    (3,328)    (3,706)    (3,628)
  Transfer gain (loss)
   and transfer fees....      (547)    (320)     (85)      (600)        83         25
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......       --       --       --         --         --         --
 Transfers (to) from the
  Guarantee Account.....       --       --       --         --         --         --
 Interfund transfers....   (72,507)     336      --      (8,317)      (840)   (19,052)
                         ---------  -------  -------  ---------  ---------  ---------
  Decrease in net assets
   from capital
   transactions.........  (145,407) (26,809)  (7,673)    (9,686)      (416)   (19,918)
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............  (120,795)  42,609   73,110    117,575    (17,909)    69,034
Net assets at beginning
 of year................   605,622  563,013  489,903  1,189,063  1,206,972  1,137,938
                         ---------  -------  -------  ---------  ---------  ---------
Net assets at end of
 year................... $ 484,827  605,622  563,013  1,306,638  1,189,063  1,206,972
                         =========  =======  =======  =========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2000 were:

                                                                       Proceeds
                                                              Cost of    From
                                                               Shares   Shares
Fund                                                          Acquired   Sold
----                                                          -------- --------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.......................................... $344,036 $594,382
 Money Market Fund...........................................   26,972   39,100
 Total Return Fund...........................................   69,448  185,567
 Income Fund.................................................   82,921   14,298

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years ended December 31, 2000, 1999, and 1998 are as follows:

                                                GE Investments Funds, Inc.
                                                ------------------------------
                                                 S&P
                                                 500    Money   Total
                                                Index   Market  Return  Income
                                                 Fund    Fund    Fund    Fund
                                                ------  ------  ------  ------
Units outstanding at December 31, 1997......... 39,434   4,958  12,075   5,815
                                                ------  ------  ------  ------
From capital transactions:
 Net premiums..................................  1,603     336     743     531
 Loan interest.................................    (47)     (5)    (24)    (15)
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits...............................    (87)    --      --      --
  Surrenders................................... (1,146)   (230)    (88)   (216)
  Loans........................................     12      (7)     25     (31)
  Cost of insurance............................ (1,695)   (664)   (820)   (357)
  Transfers (to) from the Guarantee Account....      1     --      --      --
Interfund transfers............................      3   1,104     --   (1,877)
                                                ------  ------  ------  ------
Net increase (decrease) in units from capital
 transactions.................................. (1,356)    534    (164) (1,965)
                                                ------  ------  ------  ------
Units outstanding at December 31, 1998......... 38,078   5,492  11,911   3,850
                                                ------  ------  ------  ------
From capital transactions:
 Net premiums..................................  1,290     232     668     449
 Loan interest.................................    (35)     (5)    (26)    (15)
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits...............................   (568)    --      --      --
  Surrenders................................... (1,119) (2,390)   (231)    (77)
  Loans........................................ (1,354)      4    (142)      9
  Cost of insurance............................ (1,458)   (352)   (818)   (335)
Interfund transfers............................   (313)  1,663       7     (76)
                                                ------  ------  ------  ------
Net decrease in units from capital
 transactions.................................. (3,557)   (848)   (542)    (45)
                                                ------  ------  ------  ------
Units outstanding at December 31, 1999......... 34,521   4,644  11,369   3,805
                                                ------  ------  ------  ------
From capital transactions:
 Net premiums..................................  1,145     458     526     408
 Loan interest.................................    (56)     (5)    (24)    (19)
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits...............................   (355)    --     (505)    --
  Surrenders................................... (1,948) (1,661)   (634)    --
  Loans........................................ (1,014)    --        9    (148)
  Cost of insurance............................ (1,391)   (306)   (698)   (313)
  Transfers (to) from the Guarantee Account....    --      --      --      --
Interfund transfers............................    634     659  (1,328)   (782)
                                                ------  ------  ------  ------
Net decrease in units from capital
 transactions.................................. (2,985)   (855) (2,654)   (854)
                                                ------  ------  ------  ------
Units outstanding at December 31, 2000......... 31,536   3,789   8,715   2,951
                                                ======  ======  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.50%.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, and .50% for the Money Market, Total Return and Income Funds.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.